EXPENSES BY NATURE - Classified by function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EXPENSES BY NATURE
Cost of sales	R$ (33,312,995)	R$ (34,187,941)	R$ (39,290,526)
Selling expenses	(524,965)	(710,766)	(785,002)
General and administrative expenses	(1,129,943)	(1,528,262)	(1,797,483)
Other operating income	260,618	242,077	213,431
Other operating expenses	(168,887)	(114,230)	(116,431)
Impairment of assets	(1,114,807)	(2,917,911)	(4,996,240)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associates	(721,682)	(58,223)
Reversal of contingent liabilities, net	929,711
Total Expenses	R$ (35,782,950)	R$ (39,275,256)	R$ (46,772,251)